Summary of Significant Accounting Policies (Details) - Schedule Of Property, Plant and Equipment Useful Lives	Oct. 01, 2023	Dec. 31, 2022
Manufacturing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life		1 year
Manufacturing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life		3 years
Developed software [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life	5 years	5 years
Furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life	3 years
Furniture & equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life		3 years
Furniture & equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life		5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life	5 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life		3 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Assets Useful Life		5 years